Taxes recoverable - Narrative (Details)	12 Months Ended
Jun. 30, 2023 BRL (R$)
Tax Assets [Abstract]
Fiscal incentive reserve	R$ 358,834
Fiscal benefit, not yet allocated	680,396
Income tax credit	R$ 244,717